Related Party Transaction (Details) - Schedule of Due to Related Party Balance - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Huihe Zheng [Member]
Schedule of Due to Related Party Balance [Line Items]
Due to related party	$ 1,412,277	$ 1,283,221	$ 1,035,730
Related Party [Member]
Schedule of Due to Related Party Balance [Line Items]
Due to related party	$ 1,412,277	$ 1,283,221	$ 1,047,108